LEASES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Right-of-use assets securing lease liabilities	$ 715	$ 591
Lease liabilities, beginning of year	2,593	2,028
Net additions	656	600
Lease liabilities assumed	0	327
Interest expense on lease liabilities	137	111
Interest payments on lease liabilities	(130)	(103)
Principal payments of lease liabilities	(478)	(370)
Lease liabilities, end of year	2,778	2,593
Current liability	587	504
Long-term liability	$ 2,191	$ 2,089